UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Genter Dividend Income Fund

Ticker Symbol: (GDIIX)

SEMI-ANNUAL REPORT

APRIL 30, 2024

Genter Dividend Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	15
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Genter Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	BASIC MATERIALS — 4.6%
3,810	Air Products and Chemicals, Inc.	$900,455
7,400	Dow, Inc.	421,060
		1,321,515
	COMMUNICATIONS — 13.2%
65,700	AT&T, Inc.	1,109,673
18,800	Cisco Systems, Inc.	883,224
25,900	Comcast Corp. - Class A	987,049
24,800	Corning, Inc.	827,824
		3,807,770
	CONSUMER, CYCLICAL — 2.6%
2,250	Home Depot, Inc.	751,995
	CONSUMER, NON-CYCLICAL — 26.9%
6,800	AbbVie, Inc.	1,105,952
24,790	Altria Group, Inc.	1,086,050
16,600	Bristol-Myers Squibb Co.	729,404
16,255	CVS Health Corp.	1,100,626
13,600	Gilead Sciences, Inc.	886,720
5,989	Johnson & Johnson	865,950
25,325	Kenvue, Inc.	476,616
9,000	Medtronic PLC[1]	722,160
12,800	Tyson Foods, Inc. - Class A	776,320
		7,749,798
	ENERGY — 12.1%
7,555	Chevron Corp.	1,218,395
33,700	Enbridge, Inc.[1]	1,197,698
7,400	Phillips 66	1,059,754
		3,475,847
	FINANCIAL — 14.8%
1,250	BlackRock, Inc.	943,300
5,950	Capital One Financial Corp.	853,409
7,100	JPMorgan Chase & Co.	1,361,354
7,755	M&T Bank Corp.	1,119,744
		4,277,807
	INDUSTRIAL — 13.3%
8,100	CRH PLC[1]	627,102
9,900	Emerson Electric Co.	1,067,022
2,065	Lockheed Martin Corp.	960,080
7,920	United Parcel Service, Inc. - Class B	1,168,042
		3,822,246
1

Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 5.5%
555	Broadcom, Inc.	$721,650
5,290	International Business Machines Corp.	879,198
		1,600,848
	UTILITIES — 5.7%
16,200	Evergy, Inc.	849,690
10,940	Sempra	783,632
		1,633,322
	Total Common Stocks
	(Cost $21,545,348)	28,441,148
	SHORT-TERM INVESTMENTS — 1.5%
417,101	Fidelity Investments Money Market Treasury Portfolio - Institutional, 5.114%[2]	417,101
	Total Short-Term Investments
	(Cost $417,101)	417,101
	TOTAL INVESTMENTS — 100.2%
	(Cost $21,962,449)	28,858,249
	Liabilities in Excess of Other Assets — (0.2)%	(52,945)
	TOTAL NET ASSETS — 100.0%	$28,805,304

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

2

Genter Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	26.9%
Financial	14.8%
Industrial	13.3%
Communications	13.2%
Energy	12.1%
Utilities	5.7%
Technology	5.5%
Basic Materials	4.6%
Consumer, Cyclical	2.6%
Total Common Stocks	98.7%
Short-Term Investments	1.5%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

3

Genter Dividend Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $21,962,449)	$28,858,249
Receivables:
Fund shares sold	55,812
Dividends and interest	58,477
Prepaid expenses	17,461
Total Assets	28,989,999

Liabilities:
Payables:
Investment securities purchased	135,550
Fund shares redeemed	2,000
Advisory fees	5,595
Distribution fees (Note 7)	6,083
Fund accounting and administration fees	5,800
Transfer agent fees and expenses	2,096
Custody fees	846
Trustees' deferred compensation (Note 3)	13,672
Auditing fees	8,301
Trustees' fees and expenses	846
Chief Compliance Officer fees	220
Accrued other expenses	3,686
Total Liabilities	184,695
Commitments and contingencies (Note 3)
Net Assets	$28,805,304

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$20,393,937
Total distributable earnings (accumulated deficit)	8,411,367
Net Assets	$28,805,304

Shares of beneficial interest issued and outstanding	1,467,700
Net asset value per share	$19.63

See Accompanying Notes to Financial Statements.

4

Genter Dividend Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

Investment income:
Dividends (net of foreign withholdings taxes of $4,478)	$545,920
Interest	14,015
Total investment income	559,935

Expenses:
Advisory fees	137,387
Distribution fees (Note 7)	38,163
Fund accounting and administration fees	34,991
Transfer agent fees and expenses	11,272
Custody fees	5,286
Registration fees	12,567
Auditing fees	9,855
Legal fees	9,151
Shareholder reporting fees	8,159
Trustees' fees and expenses	6,805
Chief Compliance Officer fees	6,213
Miscellaneous	4,135
Insurance fees	1,999
Interest expense	141
Total expenses	286,124
Advisory fees waived	(79,902)
Advisory fees waived voluntary waiver	(15,265)
Net expenses	190,957
Net investment income (loss)	368,978

Realized and Unrealized Gain:
Net realized gain (loss) on investments	1,543,322
Net change in unrealized appreciation/depreciation on investments	1,892,184
Net realized and unrealized gain (loss)	3,435,506

Net Increase (Decrease) in Net Assets from Operations	$3,804,484

See Accompanying Notes to Financial Statements.

5

Genter Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$368,978	$734,045
Net realized gain (loss) on investments	1,543,322	78,940
Net change in unrealized appreciation/depreciation on investments	1,892,184	(1,817,153)
Net increase (decrease) in net assets resulting from operations	3,804,484	(1,004,168)

Distributions to Shareholders:
From distributable earnings	(503,465)	(1,655,117)
Total distributions to shareholders	(503,465)	(1,655,117)

Capital Transactions:
Net proceeds from shares sold	3,108,671	6,133,324
Reinvestment of distributions	420,417	1,390,128
Cost of shares redeemed[1]	(7,069,686)	(6,173,503)
Net increase (decrease) in net assets from capital transactions	(3,540,598)	1,349,949

Total decrease in net assets	(239,579)	(1,309,336)

Net Assets:
Beginning of period	29,044,883	30,354,219
End of period	$28,805,304	$29,044,883

Capital Share Transactions:
Shares sold	158,205	324,742
Shares reinvested	21,801	73,991
Shares redeemed	(358,498)	(325,906)
Net increase (decrease) in capital share transactions	(178,492)	72,827

[1]	Net of redemption fee proceeds of $0 and $0, respectively.

See Accompanying Notes to Financial Statements.

6

Genter Dividend Income Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.64	$19.29	$20.05	$14.55	$17.46	$17.83
Income from Investment Operations:
Net investment income (loss)[1]	0.23	0.45	0.43	0.38	0.39	0.40
Net realized and unrealized gain (loss)	2.08	(1.06)	(0.35)	5.49	(1.89)	1.25
Total from investment operations	2.31	(0.61)	0.08	5.87	(1.50)	1.65

Less Distributions:
From net investment income	(0.27)	(0.48)	(0.41)	(0.37)	(0.40)	(0.38)
From net realized gain	(0.05)	(0.56)	(0.43)	-	(1.01)	(1.64)
Total distributions	(0.32)	(1.04)	(0.84)	(0.37)	(1.41)	(2.02)

Redemption fee proceeds[1]	-	-	-	-	- [2]	-
Net asset value, end of period	$19.63	$17.64	$19.29	$20.05	$14.55	$17.46

Total return[3]	13.13%[4]	(3.41)%	0.36%	40.72%	(9.55)%	11.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,805	$29,045	$30,354	$27,558	$18,394	$18,445

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.87%[5]	1.86%	1.84%	1.93%	2.17%	2.23%
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.80%[5]	1.80%	1.61%	1.36%	1.59%	1.46%
After fees waived and expenses absorbed	2.42%[5]	2.41%	2.20%	2.04%	2.51%	2.44%

Portfolio turnover rate	26%[4]	49%	43%	25%	55%	36%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

7

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Unaudited)

Note 1 – Organization

Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 16, 2022, the Fund was known as RNC Genter Dividend Income Fund. The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

8

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2021-2023 and as of and during the six months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

9

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Capital Management LLC, a California limited liability company doing business as Genter Capital Management (formerly, RNC Genter Capital Management LLC) (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has voluntarily agreed to reduce its management fee from 0.90% to 0.80% of the Fund's average daily assets until further notice. The Advisor may terminate this voluntary waiver at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary waiver. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect until February 28, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2024, the Advisor waived advisory fees of $95,167 ($15,265 were voluntarily waived). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor will not seek recoupment of any advisory fees it waives pursuant to the voluntary advisory fees waiver discussed above. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. At April 30, 2024, the amount of these potentially recoverable expenses was $527,049. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2024	149,428
2025	142,963
2026	154,756
2027	79,902
Total	$527,049

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2024 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

10

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$21,979,558

Gross unrealized appreciation	$7,188,940
Gross unrealized depreciation	(310,249)
Net unrealized appreciation	$6,878,691

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or asset value per share. For the year ended October 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earning as follows:

As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$55,108
Undistributed long-term capital gains	78,882
Accumulated earnings	133,990

Accumulated capital and other losses	-
Unrealized appreciation on investments	4,986,507
Unrealized deferred compensation	(10,149)
Total accumulated earnings	$5,110,348

11

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2023 and October 31, 2022 were as follows:

Distribution paid from:	2023	2022
Ordinary income	$772,906	$660,837
Net long-term capital gains	882,211	538,061
Total taxable distributions	$1,655,117	$1,198,898

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund received $0 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term investments, were $7,803,060 and $10,352,076, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC.

For the six months ended April 30, 2024, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

12

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$28,441,148	$-	$-	$28,441,148
Short-Term Investments	417,101	-	-	417,101
Total Investments	$28,858,249	$-	$-	$28,858,249

*	All common stocks and exchanged traded funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

13

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Note 11 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

14

Genter Dividend Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on December 4 and 5, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Genter Capital Management, LLC (the “Advisor”) with respect to the Genter Dividend Income Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Value Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Large Value fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended September 30, 2023; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns, but below the S&P 500 Value Index return by 2.17%. The Fund’s annualized total return for the ten-year period was above the Peer Group median return, but below the Fund Universe median return and the S&P 500 Value Index return by 0.30% and 1.77%, respectively. For the three-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return and the S&P 500 Value Index return by 0.13% and 1.86%, respectively. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return by 0.81% and the S&P 500 Value Index return by 9.36%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the S&P 500 Value Index over the one-year period was due in part to the fact that the Index includes several growth-style companies in its top ten holdings, that those companies significantly outperformed over the one-year period, and that those companies are not eligible for investment by the Fund because they pay no dividends. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group for the three-, five-, and ten-year periods.

15

Genter Dividend Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.15% and 0.25%, respectively. The Board noted, however, that the Advisor had voluntarily agreed to continue to reduce the advisory fee from 0.90% to 0.80% for at least the next year. The Board noted that the Fund’s advisory fee is lower than the management fee that the Advisor charges individuals to manage accounts with similar objectives and policies as the Fund, but higher than the management fee that the Advisor charges to manage accounts with similar objectives and policies as the Fund for institutional WRAP clients. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.25%. The Trustees considered the Advisor’s assertion that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended September 30, 2023. The Board noted that the Advisor had waived a significant portion of its advisory fee for the Fund, and that the Advisor had not realized a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

16

Genter Dividend Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

17

Genter Dividend Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on December 4-5, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Genter Dividend Income Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Genter Capital Management LLC, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

18

GENTER DIVIDEND INCOME FUND

EXPENSE EXAMPLE

For the Six Months Ended April 30, 2024 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dividend Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			4/30/24	4/30/24
Class Composite	Actual Performance	1,000	1,131.30	6.63
	Hypothetical (5% annual return before expenses)	1,000	1,018.64	6.28

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

19

Genter Dividend Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Genter Capital Management

11601 Wilshire Boulevard

Twenty-fifth Floor

Los Angeles, California 90025

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Genter Dividend Income Fund	GDIIX	461 418 865

Privacy Principles of the Genter Dividend Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Genter Dividend Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 5GENTER or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 5GENTER or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 5GENTER.

Genter Dividend Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 5GENTER

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Executive Officer and Treasurer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/08/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/08/2024